UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     August 11, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Total Value: $ 241,813 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 6,582   2,419,999    SH    SOLE  N/A   1,770,512  N/A    649,487
Compass Diversified Holdings Common     20451Q104   $10,189     759,800    SH    SOLE  N/A     755,500  N/A      4,300
Compugen Ltd                 Common     M25722105   $   167      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $15,790   6,497,770    SH    SOLE  N/A   5,032,000  N/A  1,465,770
Fbr Capital Markets Corp     Common     30247C301   $ 7,811   2,345,700    SH    SOLE  N/A   1,940,000  N/A    405,700
General Cable Corp           Common     369300108   $ 8,953     335,950    SH    SOLE  N/A     272,550  N/A     63,400
General Electric Co          Common     369604103   $   146      10,120    SH    SOLE  N/A         -    N/A     10,120
Gerber Scientific Inc        Common     373730100   $10,450   1,953,278    SH    SOLE  N/A   1,519,578  N/A    433,700
Heska Corp                   Common     42805E207   $ 4,841   7,807,731    SH    SOLE  N/A   5,439,700  N/A  2,368,031
Home Depot Inc               Common     437076102   $ 4,211     150,000    SH    SOLE  N/A     150,000  N/A        -
Horsehead Holding Corp       Common     440694305   $10,568   1,397,865    SH    SOLE  N/A   1,191,515  N/A    206,350
Icici Bank Ltd               ADR        45104G104   $23,418     647,975    SH    SOLE  N/A     535,375  N/A    112,600
Inovio Biomedical Corp       Common     45773H102   $   512     502,200    SH    SOLE  N/A     415,800  N/A     86,400
Libbey Inc                   Common     529898108   $21,249   1,637,080    SH    SOLE  N/A   1,229,000  N/A    408,080
Matrix Service Co            Common     576853105   $17,736   1,905,100    SH    SOLE  N/A   1,554,000  N/A    351,100
Mcdermott Intl Inc           Common     580037109   $22,270   1,028,150    SH    SOLE  N/A     842,800  N/A    185,350
Microsoft Corp               Common     594918104   $   207       9,000    SH    SOLE  N/A         -    N/A      9,000
Myr Group Inc                Common     55405W104   $ 9,672     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $20,153     761,910    SH    SOLE  N/A     630,200  N/A    131,710
Penford Corp                 Common     707051108   $ 4,446     686,065    SH    SOLE  N/A     608,533  N/A     77,532
Potash Corp                  Common     73755L107   $ 9,525     110,450    SH    SOLE  N/A      96,110  N/A     14,340
Providence Service Corp      Common     743815102   $13,498     964,165    SH    SOLE  N/A     799,200  N/A    164,965
Stealthgas Inc               Common     Y81669106   $ 8,853   1,916,200    SH    SOLE  N/A   1,539,000  N/A    377,200
Telekomunik Indonesia        ADR        715684106   $ 4,328     126,442    SH    SOLE  N/A     105,542  N/A     20,900
Tier Technologies Inc        Common     88650Q100   $ 2,372     390,100    SH    SOLE  N/A     390,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 3,627   9,135,230    SH    SOLE  N/A   5,912,600  N/A  3,222,630
Wal-Mart Stores Inc          Common     931142103   $   240       5,000    SH    SOLE  N/A         -    N/A      5,000